Parent Company Only Financial Information - Condensed Statements of Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Interest income	$ 423,108	$ 441,042	$ 1,707,993	$ 1,805,160	$ 1,689,673
Dividends received from subsidiaries			(380,000)
Other income	2,461	1,958	6,039	18,845	35,535
Income tax benefit	(50,500)	(14,915)	(76,695)	(128,264)	(135,252)
Net income	$ 145,596	$ 100,328	511,109	395,043	422,417
Parent Company
Condensed Financial Statements, Captions [Line Items]
Interest income			293	668	500
Dividends received from subsidiaries			380,000	380,000	380,000
Other income			582	716	793
Gross income			380,875	381,384	381,293
Operating expenses			51,730	49,926	59,372
Income before income tax benefit and equity in underdistributed earnings of subsidiaries			329,145	331,458	321,921
Income tax benefit			14,163	13,669	16,616
Income before equity in underdistributed earnings of subsidiaries			343,308	345,127	338,537
Equity in underdistributed earnings of subsidiaries			167,801	49,916	83,880
Net income			$ 511,109	$ 395,043	$ 422,417